Loans, financing and debentures - Summary of main operations contracted loans (Detail) € in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 EUR (€)
Operation contracted one [member] | Ultracargo Logística S.A.
Disclosure of detailed information about borrowings [line items]
Description	Foreign exchange debenture
Index/Currency	USD
Financial charges	5.30%	5.30%	5.30%
Hedging instruments	101.70%	101.70%	101.70%
Maturity	Mar/26
Principal	$ 60,269	R$ 350,000
Description of loans and debentures interest payment	At final maturity
Description of loans and debentures face value payment	At final maturity
Operation contracted two [member] | Cia Ultragaz [member]
Disclosure of detailed information about borrowings [line items]
Description	Foreign loan
Index/Currency	SOFR + USD
Financial charges	0.90%	0.90%	0.90%
Hedging instruments	102.90%	102.90%	102.90%
Maturity	Feb/26
Principal	$ 100,000	R$ 577,800
Description of loans and debentures interest payment	Quarterly
Description of loans and debentures face value payment	At final maturity
Operation contracted three [member] | Cia Ultragaz [member]
Disclosure of detailed information about borrowings [line items]
Description	CCB
Index/Currency	CDI
Financial charges	104.00%	104.00%	104.00%
Maturity	Mar/27
Principal		R$ 360,000
Description of loans and debentures interest payment	Quarterly
Description of loans and debentures face value payment	At final maturity
Operation contracted four [member] | Ultracargo Logística S.A.
Disclosure of detailed information about borrowings [line items]
Description	Constitutional Fund (FNE)
Index/Currency	IPCA
Financial charges	2.90%	2.90%	2.90%
Hedging instruments	69.70%	69.70%	69.70%
Maturity	Nov/41
Principal		R$ 100,976
Description of loans and debentures interest payment	Monthly with grace period
Description of loans and debentures face value payment	2028 to 2041
Operation contracted five [member] | Ultracargo Solucoes Logísticas S.A
Disclosure of detailed information about borrowings [line items]
Description	Constitutional Fund (FNO)
Index/Currency	IPCA
Financial charges	3.10%	3.10%	3.10%
Hedging instruments	70.80%	70.80%	70.80%
Maturity	Feb/37
Principal		R$ 106,430
Description of loans and debentures interest payment	Monthly
Description of loans and debentures face value payment	Monthly after a 3-year grace period
Operation contracted six [member] | Ipiranga [member]
Disclosure of detailed information about borrowings [line items]
Description	Foreign loan
Index/Currency	USD
Financial charges	4.70%	4.70%	4.70%
Hedging instruments	103.80%	103.80%	103.80%
Maturity	Apr/26
Principal	$ 86,956	R$ 500,000
Description of loans and debentures interest payment	At final maturity
Description of loans and debentures face value payment	At final maturity
Operation contracted seven [member] | Ultragaz Energia Ltda. and subsidiaries [Member]
Disclosure of detailed information about borrowings [line items]
Description	BNDES
Index/Currency	R$
Financial charges	9.40%	9.40%	9.40%
Hedging instruments	72.90%	72.90%	72.90%
Maturity	Mar/40
Principal		R$ 11,499
Description of loans and debentures interest payment	Monthly
Description of loans and debentures face value payment	Monthly after a 3-month grace period
Operation contracted eight [member] | Ultragaz Energia Ltda. and subsidiaries [Member]
Disclosure of detailed information about borrowings [line items]
Description	BNDES
Index/Currency	R$
Financial charges	9.40%	9.40%	9.40%
Hedging instruments	72.90%	72.90%	72.90%
Maturity	Mar/40
Principal		R$ 11,499
Description of loans and debentures interest payment	Monthly
Description of loans and debentures face value payment	Monthly after a 3-month grace period
Operation contracted nine [member] | Ipiranga [member]
Disclosure of detailed information about borrowings [line items]
Description	Foreign exchange debentures
Index/Currency	EUR
Financial charges	3.00%	3.00%	3.00%
Hedging instruments	104.00%	104.00%	104.00%
Maturity	Feb/37
Principal		R$ 500,000	€ 77,535
Description of loans and debentures interest payment	Annually
Description of loans and debentures face value payment	At final maturity
Operation contracted ten [member] | Ipiranga [member]
Disclosure of detailed information about borrowings [line items]
Description	Foreign loan
Index/Currency	R$
Financial charges	14.60%	14.60%	14.60%
Hedging instruments	106.60%	106.60%	106.60%
Maturity	Oct/27
Principal		R$ 500,000
Description of loans and debentures interest payment	Annually
Description of loans and debentures face value payment	At final maturity
Operation contracted eleven [member] | Hidrovias do Brasil [member]
Disclosure of detailed information about borrowings [line items]
Description	Debentures
Index/Currency	CDI
Financial charges	0.50%	0.50%	0.50%
Maturity	Jun/28
Principal		R$ 400,000
Description of loans and debentures interest payment	Semiannually
Description of loans and debentures face value payment	At final maturity
Operation contracted twelve [member] | Hidrovias do Brasil [member]
Disclosure of detailed information about borrowings [line items]
Description	Debentures
Index/Currency	CDI
Financial charges	0.80%	0.80%	0.80%
Maturity	Jun/31
Principal		R$ 982,000
Description of loans and debentures interest payment	Semiannually
Description of loans and debentures face value payment	At final maturity
Operation contracted thirteen [member] | Serra Diesel [member]
Disclosure of detailed information about borrowings [line items]
Description	Foreign loan
Index/Currency	USD
Financial charges	5.50%	5.50%	5.50%
Hedging instruments	108.80%	108.80%	108.80%
Maturity	Mar/27
Principal	$ 4,718	R$ 25,000
Description of loans and debentures interest payment	Semiannually
Description of loans and debentures face value payment	At final maturity
Operation contracted fourteen [member] | Cia Ultragaz [member]
Disclosure of detailed information about borrowings [line items]
Description	Foreign loan
Index/Currency	USD
Financial charges	4.90%	4.90%	4.90%
Hedging instruments	102.40%	102.40%	102.40%
Maturity	Mar/27
Principal	$ 46,818	R$ 250,000
Description of loans and debentures interest payment	Semiannually
Description of loans and debentures face value payment	At final maturity
Operation contracted fifteen [member] | Ipiranga [member]
Disclosure of detailed information about borrowings [line items]
Description	Debentures
Index/Currency	IPCA
Financial charges	7.00%	7.00%	7.00%
Hedging instruments	1.20%	1.20%	1.20%
Maturity	Oct/35
Principal		R$ 150,000
Description of loans and debentures interest payment	Semiannually
Description of loans and debentures face value payment	Annually from Oct/2033
Operation contracted sixteen [member] | Ipiranga [member]
Disclosure of detailed information about borrowings [line items]
Description	Commercial Paper
Index/Currency	CDI
Financial charges	0.20%	0.20%	0.20%
Maturity	Oct/27
Principal		R$ 86,000
Description of loans and debentures interest payment	Quarterly
Description of loans and debentures face value payment	At final maturity
Operation contracted seventeen [member] | Ipiranga [member]
Disclosure of detailed information about borrowings [line items]
Description	Foreign loan
Index/Currency	SOFR + USD
Financial charges	0.70%	0.70%	0.70%
Hedging instruments	103.90%	103.90%	103.90%
Maturity	Nov/28
Principal	$ 94,545	R$ 500,000
Description of loans and debentures interest payment	Semiannually
Description of loans and debentures face value payment	At final maturity
Operation Contracted Eighteen [Member] | Ipiranga [member]
Disclosure of detailed information about borrowings [line items]
Description	Foreign loan
Index/Currency	SOFR + USD
Financial charges	0.80%	0.80%	0.80%
Hedging instruments	103.70%	103.70%	103.70%
Maturity	Feb/29
Principal	$ 37,491	R$ 200,000
Description of loans and debentures interest payment	Semiannually
Description of loans and debentures face value payment	At final maturity
Operation Contracted Nineteen [Member] | Cia Ultragaz [member]
Disclosure of detailed information about borrowings [line items]
Description	Foreign loan
Index/Currency	USD
Financial charges	4.10%	4.10%	4.10%
Hedging instruments	104.50%	104.50%	104.50%
Maturity	Nov/28
Principal	$ 111,858	R$ 600,000
Description of loans and debentures interest payment	Semiannually
Description of loans and debentures face value payment	At final maturity
Operation Contracted Twenty [Member] | Serra Diesel [member]
Disclosure of detailed information about borrowings [line items]
Description	Foreign loan
Index/Currency	SOFR + USD
Financial charges	1.10%	1.10%	1.10%
Hedging instruments	110.50%	110.50%	110.50%
Maturity	Nov/26
Principal	$ 1,886	R$ 10,000
Description of loans and debentures interest payment	Semiannually
Description of loans and debentures face value payment	At final maturity
Operation Contracted Twenty One [Member] | Ultracargo Logística S.A.
Disclosure of detailed information about borrowings [line items]
Description	Foreign loan
Index/Currency	USD
Financial charges	4.00%	4.00%	4.00%
Hedging instruments	103.60%	103.60%	103.60%
Maturity	Feb/29
Principal	$ 94,146	R$ 500,000
Description of loans and debentures interest payment	Semiannually
Description of loans and debentures face value payment	At final maturity
Operation Contracted Twenty Two [Member] | Iconic (CBLSA)[member]
Disclosure of detailed information about borrowings [line items]
Description	Foreign loan
Index/Currency	USD
Financial charges	4.10%	4.10%	4.10%
Hedging instruments	103.20%	103.20%	103.20%
Maturity	Jun/28
Principal	$ 55,097	R$ 300,000
Description of loans and debentures interest payment	Semiannually
Description of loans and debentures face value payment	At final maturity
Operation Contracted Twenty Three [Member] | Iconic (CBLSA)[member]
Disclosure of detailed information about borrowings [line items]
Description	Foreign loan
Index/Currency	SOFR
Financial charges	0.80%	0.80%	0.80%
Hedging instruments	103.60%	103.60%	103.60%
Maturity	May/28
Principal	$ 68,909	R$ 370,000
Description of loans and debentures interest payment	Semiannually
Description of loans and debentures face value payment	At final maturity
Operation Contracted Twenty Four [Member] | Ipiranga [member]
Disclosure of detailed information about borrowings [line items]
Description	Debentures
Index/Currency	CDI
Financial charges	0.60%	0.60%	0.60%
Maturity	Nov/30
Principal		R$ 1,000,000
Description of loans and debentures interest payment	Semiannually
Description of loans and debentures face value payment	Annually from Nov/2029